SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 60,822	$ 70,894	$ 98,773	$ 72,483
Sale of goods (Note 25)				381
Interest income	41	665	844	302
Government Grant	720	882	1,250	42
Other	255		8	182
Other income (Note 25)				808
Total other income	1,016	1,547	2,102	1,334
Business Management And Consulting Services Segment [Member]
Revenue
Total revenue	238	44	164	1,009
Business management and consulting live streaming ecommerce [member]
Revenue
Livestreaming ecommerce	60,583	70,850	98,609	71,093
Other [Member]
Revenue
Total revenue	$ 1